UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 94.8%
	Aerospace & Defense – 2.3%
43,045	Boeing Company	$ 2,604,653
74,036	Honeywell International Inc.	3,250,921
29,605	Raytheon Company	1,209,956
51,224	United Technologies Corporation	3,604,121
	Total Aerospace & Defense	10,669,651
	Air Freight & Logistics – 0.8%
59,163	United Parcel Service, Inc., Class B	3,736,143
	Airlines – 0.0%
37,484	AMR Corporation, (2)	110,953
3,957	United Continental Holdings Inc., (2)	76,687
	Total Airlines	187,640
	Auto Components – 0.1%
30,296	Cooper Tire & Rubber	329,923
	Automobiles – 0.7%
195,811	Ford Motor Company, (2)	1,893,492
37,905	Harley-Davidson, Inc.	1,301,279
	Total Automobiles	3,194,771
	Beverages – 2.5%
104,562	Coca-Cola Company	7,064,209
76,815	PepsiCo, Inc.	4,754,849
	Total Beverages	11,819,058
	Biotechnology – 0.9%
41,504	Amgen Inc.	2,280,645
18,099	Celgene Corporation, (2)	1,120,690
23,687	Gilead Sciences, Inc., (2)	919,056
	Total Biotechnology	4,320,391
	Building Products – 0.1%
42,748	Masco Corporation	304,366
	Capital Markets – 1.4%
109,476	Charles Schwab Corporation	1,233,795
12,991	Goldman Sachs Group, Inc.	1,228,299
48,534	Jefferies Group, Inc.	602,307
40,593	Legg Mason, Inc.	1,043,646
113,376	Morgan Stanley	1,530,576
38,635	Waddell & Reed Financial, Inc., Class A	966,261
	Total Capital Markets	6,604,884
	Chemicals – 1.9%
47,248	Dow Chemical Company	1,061,190
61,358	E.I. Du Pont de Nemours and Company	2,452,479
24,527	Eastman Chemical Company	1,680,835
22,053	Monsanto Company	1,324,062
16,700	NL Industries Inc.	209,251
53,293	Olin Corporation	959,807
60,403	RPM International, Inc.	1,129,536
	Total Chemicals	8,817,160
	Commercial Banks – 2.7%
33,724	Comerica Incorporated	774,640
22,855	HSBC Holdings PLC, Sponsored ADR	869,404
6,525	PNC Financial Services Group, Inc.	314,440
2,869	Toronto-Dominion Bank	203,556
171,091	U.S. Bancorp	4,027,482
252,313	Wells Fargo & Company	6,085,790
	Total Commercial Banks	12,275,312
	Commercial Services & Supplies – 0.7%
3,177	Avery Dennison Corporation	79,679
56,149	Deluxe Corporation	1,044,371
40,642	Pitney Bowes Inc.	764,070
16,031	R.R. Donnelley & Sons Company	226,358
24,100	Standard Register Company	60,973
39,903	Waste Management, Inc.	1,299,242
	Total Commercial Services & Supplies	3,474,693
	Communications Equipment – 2.1%
14,156	ADTRAN, Inc.	374,568
3,408	Ciena Corporation, (2)	38,170
234,237	Cisco Systems, Inc.	3,628,331
11,034	JDS Uniphase Corporation, (2)	110,009
21,878	Motorola Mobility Holdings Inc., (2)	826,551
28,890	Motorola Solutions Inc.	1,210,491
73,002	QUALCOMM, Inc.	3,550,087
	Total Communications Equipment	9,738,207
	Computers & Peripherals – 3.8%
36,840	Apple, Inc., (2)	14,042,671
67,332	Dell Inc., (2)	952,748
119,293	EMC Corporation, (2)	2,503,960
9,500	Hewlett-Packard Company	213,275
	Total Computers & Peripherals	17,712,654
	Consumer Finance – 0.2%
3,700	American Express Company	166,130
36,733	Discover Financial Services	842,655
	Total Consumer Finance	1,008,785
	Containers & Packaging – 0.3%
43,759	Packaging Corp. of America	1,019,585
5,718	Sonoco Products Company	161,419
	Total Containers & Packaging	1,181,004
	Distributors – 0.4%
35,933	Genuine Parts Company	1,825,396
	Diversified Consumer Services – 0.1%
7,623	Apollo Group, Inc., Class A, (2)	301,947
	Diversified Financial Services – 3.0%
431,400	Bank of America Corporation	2,640,168
70,684	Citigroup Inc.	1,810,924
6,790	CME Group, Inc.	1,673,056
221,884	JP Morgan Chase & Co.	6,683,146
47,644	New York Stock Exchange Euronext	1,107,247
	Total Diversified Financial Services	13,914,541
	Diversified Telecommunication Services – 4.2%
369,433	AT&T Inc.	10,536,229
21,268	CenturyLink Inc.	704,396
250,097	Frontier Communications Corporation	1,528,093
171,164	Verizon Communications Inc.	6,298,835
18,198	Windstream Corporation	212,189
	Total Diversified Telecommunication Services	19,279,742
	Electric Utilities – 1.8%
3,600	DPL Inc.	108,504
117,418	Duke Energy Corporation	2,347,186
7,571	Exelon Corporation	322,600
27,323	Great Plains Energy Incorporated	527,334
80,800	Pepco Holdings, Inc.	1,528,736
29,370	Progress Energy, Inc.	1,519,016
49,446	Southern Company	2,095,027
	Total Electric Utilities	8,448,403
	Electrical Equipment – 0.7%
56,514	Emerson Electric Company	2,334,593
14,553	Rockwell Automation, Inc.	814,968
	Total Electrical Equipment	3,149,561
	Electronic Equipment & Instruments – 0.3%
118,215	Corning Incorporated	1,461,137
	Energy Equipment & Services – 2.0%
6,964	Diamond Offshore Drilling, Inc.	381,209
18,452	ENSCO International PLC, Sponsored ADR	746,014
94,619	Halliburton Company	2,887,772
7,759	Patterson-UTI Energy, Inc.	134,541
77,647	Schlumberger Limited	4,637,855
16,157	Tidewater Inc.	679,402
	Total Energy Equipment & Services	9,466,793
	Food & Staples Retailing – 1.6%
78,752	CVS Caremark Corporation	2,644,492
38,696	SUPERVALU INC.	257,715
89,624	Wal-Mart Stores, Inc.	4,651,486
	Total Food & Staples Retailing	7,553,693
	Food Products – 1.2%
138,885	Kraft Foods Inc., Class A	4,663,758
57,000	Sara Lee Corporation	931,950
	Total Food Products	5,595,708
	Gas Utilities – 1.2%
14,837	AGL Resources Inc.	604,459
28,666	Atmos Energy Corporation	930,212
22,995	National Fuel Gas Company	1,119,397
25,417	Nicor Inc.	1,398,189
23,291	ONEOK, Inc.	1,538,138
	Total Gas Utilities	5,590,395
	Health Care Equipment & Supplies – 0.8%
4,460	Hologic Inc., (2)	67,837
3,518	Intuitive Surgical, Inc., (2)	1,281,537
74,606	Medtronic, Inc.	2,479,903
	Total Health Care Equipment & Supplies	3,829,277
	Health Care Providers & Services – 2.0%
6,901	Brookdale Senior Living Inc., (2)	86,539
15,450	Coventry Health Care, Inc., (2)	445,115
35,037	Express Scripts, Inc., (2)	1,298,822
1,116	Henry Schein Inc., (2)	69,203
39,267	Kindred Healthcare Inc., (2)	338,482
30,795	Medco Health Solutions, Inc., (2)	1,443,978
81,792	UnitedHealth Group Incorporated	3,772,247
25,221	Wellpoint Inc.	1,646,427
	Total Health Care Providers & Services	9,100,813
	Health Care Technology – 0.0%
114	Cerner Corporation, (2)	7,811
	Hotels, Restaurants & Leisure – 1.5%
17,800	Carnival Corporation	539,340
42,761	International Game Technology	621,317
2,272	Interval Leisure Group Inc., (2)	30,263
65,173	McDonald’s Corporation	5,723,493
	Total Hotels, Restaurants & Leisure	6,914,413
	Household Durables – 0.6%
9,688	Garmin Limited	307,788
64,653	Newell Rubbermaid Inc.	767,431
22,404	Tupperware Corporation	1,203,991
13,735	Whirlpool Corporation	685,514
	Total Household Durables	2,964,724
	Household Products – 2.0%
17,806	Colgate-Palmolive Company	1,579,036
9,545	Kimberly-Clark Corporation	677,790
111,556	Procter & Gamble Company	7,048,108
	Total Household Products	9,304,934
	Industrial Conglomerates – 2.4%
25,542	3M Co.	1,833,660
602,889	General Electric Company	9,188,028
57	Siemens AG, Sponsored ADR	5,118
	Total Industrial Conglomerates	11,026,806
	Insurance – 2.0%
53,219	Allstate Corporation	1,260,758
11,874	Arthur J. Gallagher & Co.	312,286
46,985	Fidelity National Title Group Inc., Class A	713,232
26,683	Hartford Financial Services Group, Inc.	430,664
52,700	Kemper Corporation	1,262,692
72,716	Lincoln National Corporation	1,136,551
72,500	Marsh & McLennan Companies, Inc.	1,924,150
41,050	Travelers Companies, Inc.	2,000,367
	Total Insurance	9,040,700
	Internet & Catalog Retail – 1.0%
15,029	Amazon.com, Inc., (2)	3,249,721
3,103	HSN, Inc., (2)	102,802
2,786	Priceline.com Incorporated, (2)	1,252,196
	Total Internet & Catalog Retail	4,604,719
	Internet Software & Services – 1.9%
10,937	Akamai Technologies, Inc., (2)	217,428
54,590	eBay Inc., (2)	1,609,859
10,444	Google Inc., Class A, (2)	5,372,185
44,605	United Online, Inc.	233,284
5,616	ValueClick, Inc., (2)	87,385
10,122	VeriSign, Inc.	289,590
72,091	Yahoo! Inc., (2)	948,718
	Total Internet Software & Services	8,758,449
	IT Services – 3.6%
34,420	Automatic Data Processing, Inc.	1,622,903
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,078,377
32,696	Fidelity National Information Services	795,167
53,663	International Business Machines Corporation (IBM)	9,392,635
3,197	Lender Processing Services Inc.	43,767
6,331	MasterCard, Inc.	2,007,940
37,571	Paychex, Inc.	990,747
9,906	Visa Inc.	849,142
	Total IT Services	16,780,678
	Leisure Equipment & Products – 0.3%
39,513	Eastman Kodak Company, (2)	30,824
23,696	Polaris Industries Inc.	1,184,089
	Total Leisure Equipment & Products	1,214,913
	Machinery – 2.3%
28,718	Caterpillar Inc.	2,120,537
21,029	Cummins Inc.	1,717,228
20,249	Deere & Company	1,307,478
13,600	Graco Inc.	464,304
8,107	Ingersoll Rand Company Limited, Class A	227,726
16,893	Parker Hannifin Corporation	1,066,455
11,767	Snap-on Incorporated	522,455
25,530	SPX Corporation	1,156,764
31,571	Stanley Black & Decker Inc.	1,550,136
12,000	Timken Company	393,840
	Total Machinery	10,526,923
	Media – 2.1%
60,282	CBS Corporation, Class B	1,228,547
111,049	Comcast Corporation, Class A	2,320,924
39,613	New York Times, Class A, (2)	230,152
35,396	Omnicom Group, Inc.	1,303,989
114,479	Regal Entertainment Group, Class A	1,343,983
116,789	Walt Disney Company	3,522,356
	Total Media	9,949,951
	Metals & Mining – 0.8%
73,484	Alcoa Inc.	703,242
3,200	BHP Billiton PLC, Sponsored ADR	212,608
26,146	Freeport-McMoRan Copper & Gold, Inc.	796,146
6,726	Newmont Mining Corporation	423,065
27,262	Nucor Corporation	862,570
35,874	Southern Copper Corporation	896,491
	Total Metals & Mining	3,894,122
	Multiline Retail – 1.2%
10	Dollar Tree Stores Inc., (2)	751
4,000	Family Dollar Stores, Inc.	203,440
41,402	Macy’s, Inc.	1,089,701
43,705	Nordstrom, Inc.	1,996,444
8,076	Sears Holding Corporation, (2)	464,532
39,261	Target Corporation	1,925,359
	Total Multiline Retail	5,680,227
	Multi-Utilities – 2.3%
40,360	Ameren Corporation	1,201,517
31,482	Consolidated Edison, Inc.	1,795,104
71,595	Integrys Energy Group, Inc.	3,480,949
15,861	Northwestern Corporation	506,600
29,588	OGE Energy Corp.	1,414,011
66,981	Public Service Enterprise Group Incorporated	2,235,156
	Total Multi-Utilities	10,633,337
	Oil, Gas & Consumable Fuels – 9.3%
9,051	Cenovus Energy Inc.	277,956
103,947	Chevron Corporation	9,617,176
87,085	ConocoPhillips	5,514,222
42,389	CONSOL Energy Inc.	1,438,259
27,271	Continental Resources Inc., (2)	1,319,098
9,051	EnCana Corporation	173,870
32,690	EOG Resources, Inc.	2,321,317
235,849	Exxon Mobil Corporation	17,129,713
46,328	Occidental Petroleum Corporation	3,312,452
9,397	Total SA, Sponsored ADR	412,246
81,049	Valero Energy Corporation	1,441,051
	Total Oil, Gas & Consumable Fuels	42,957,360
	Pharmaceuticals – 7.3%
95,715	Abbott Laboratories	4,894,865
135,808	Bristol-Myers Squibb Company	4,261,655
61,545	Eli Lilly and Company	2,275,319
129,853	Johnson & Johnson	8,272,935
180,077	Merck & Company Inc.	5,890,319
448,586	Pfizer Inc.	7,931,000
14,222	Sanofi-Aventis, Sponsored ADR	466,482
	Total Pharmaceuticals	33,992,575
	Professional Services – 0.1%
3,665	Manpower Inc.	123,217
20,209	Resources Connection, Inc.	197,644
	Total Professional Services	320,861
	Real Estate Investment Trust – 2.5%
89,406	Annaly Capital Management Inc.	1,486,822
46,493	Brandywine Realty Trust	372,409
44,183	CapLease Inc.	159,501
29,228	CommonWealth REIT	554,455
61,650	CubeSmart	525,875
24,662	Health Care REIT, Inc.	1,154,182
49,625	Healthcare Realty Trust, Inc.	836,181
45,684	Hospitality Properties Trust	969,871
88,469	Lexington Corporate Properties Trust	578,587
30,821	Liberty Property Trust	897,199
17,263	Medical Properties Trust Inc.	154,504
28,311	MFA Mortgage Investments, Inc.	198,743
30,300	Senior Housing Properties Trust	652,662
11,215	Sun Communities Inc.	394,656
28,312	Ventas Inc.	1,398,613
71,406	Weyerhaeuser Company	1,110,363
	Total Real Estate Investment Trust	11,444,623
	Road & Rail – 0.6%
14,565	Norfolk Southern Corporation	888,756
22,275	Union Pacific Corporation	1,819,199
	Total Road & Rail	2,707,955
	Semiconductors & Equipment – 2.4%
27,457	Analog Devices, Inc.	858,031
96,369	Applied Materials, Inc.	997,419
21,444	Broadcom Corporation, Class A	713,871
276,007	Intel Corporation	5,887,229
12,846	Intersil Holding Corporation, Class A	132,185
3,087	Lam Research Corporation, (2)	117,244
20,476	Microchip Technology Incorporated	637,008
27,856	NVIDIA Corporation, (2)	348,200
46,579	Texas Instruments Incorporated	1,241,330
	Total Semiconductors & Equipment	10,932,517
	Software – 3.6%
23,572	Adobe Systems Incorporated, (2)	569,735
18,599	Autodesk, Inc., (2)	516,680
365,455	Microsoft Corporation	9,096,175
184,533	Oracle Corporation	5,303,478
9,475	Salesforce.com, Inc., (2)	1,082,803
	Total Software	16,568,871
	Specialty Retail – 2.4%
23,495	Abercrombie & Fitch Co., Class A	1,446,352
46,762	American Eagle Outfitters, Inc.	548,051
27,081	Best Buy Co., Inc.	630,987
98,969	Home Depot, Inc.	3,253,111
43,580	Limited Brands, Inc.	1,678,266
81,590	Lowe’s Companies, Inc.	1,577,951
236	Ross Stores, Inc.	18,571
13,465	Tiffany & Co.	818,941
21,015	TJX Companies, Inc.	1,165,702
	Total Specialty Retail	11,137,932
	Textiles, Apparel & Luxury Goods – 0.5%
7,159	Cherokee Inc.	91,993
17,298	VF Corporation	2,102,053
	Total Textiles, Apparel & Luxury Goods	2,194,046
	Thrifts & Mortgage Finance – 0.2%
36,703	Hudson City Bancorp, Inc.	207,739
60,610	New York Community Bancorp Inc.	721,259
38,788	TrustCo Bank Corporation NY	172,994
	Total Thrifts & Mortgage Finance	1,101,992
	Tobacco – 2.1%
128,746	Altria Group, Inc.	3,451,681
90,579	Philip Morris International	5,650,319
21,468	Reynolds American Inc.	804,621
1	Vector Group Ltd.	18
	Total Tobacco	9,906,639
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	72,600
	Total Common Stocks (cost $420,226,357)	439,532,726

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 9.9%
$ 46,143	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $46,142,973, collateralized by $43,135,000 U.S. Treasury Notes, 2.625%, due 4/30/18, value $47,071,069	0.010%	10/03/11	$ 46,142,935
	Total Short-Term Investments (cost $46,142,935)			46,142,935
	Total Investments (cost $466,369,292) – 104.7%			485,675,661
	Other Assets Less Liabilities – (4.7)% (3)			(21,689,805)
	Net Assets – 100%			$ 463,985,856

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value
	Call Options Written – (2.7)% (5)
(473)	S&P 500 INDEX	$ (54,395,000)	10/22/11	$1,150	$ (1,515,965)
(505)	S&P 500 INDEX	(59,337,500)	10/22/11	1,175	(1,057,975)
(470)	S&P 500 INDEX	(56,400,000)	10/22/11	1,200	(587,500)
(478)	S&P 500 INDEX	(58,555,000)	10/22/11	1,225	(325,040)
(479)	S&P 500 INDEX	(53,887,500)	11/19/11	1,125	(3,048,835)
(462)	S&P 500 INDEX	(53,130,000)	11/19/11	1,150	(2,289,210)
(475)	S&P 500 INDEX	(55,812,500)	11/19/11	1,175	(1,769,375)
(506)	S&P 500 INDEX	(60,720,000)	11/19/11	1,200	(1,363,670)
(3,848)	Total Call Options Written (premiums received $20,553,090)	$(452,237,500)			$(11,957,570)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
Common Stocks		$439,532,726	$ –	$ –	$439,532,726
Short-Term Investments		–	46,142,935	–	46,142,935
Derivatives:
Call Options Written		(11,957,570)	–	–	(11,957,570)
Total		$427,575,156	$46,142,935	$ –	$473,718,091

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$ —	Call options written, at value	$ 11,957,570

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $466,781,544.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation					$ 102,850,170
Depreciation					(83,956,053)

Net unrealized appreciation (depreciation) of investments					$ 18,894,117

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at September 30, 2011.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011